Consolidated statements of comprehensive income (loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income (loss) for the year	R$ (5,895,251)	R$ 179,338	R$ (779,724)
Other comprehensive (loss) income - items that are or may be reclassified subsequently to profit or loss
Actuarial income (loss) from post-employment benefits, net of income tax and social contribution	13,921	(41,045)
Cash flow hedge, net of income tax and social contribution	(781,033)	(30,021)	(420,706)
Cumulative adjustment of conversion into subsidiaries	1,010
Total	(766,102)	(71,066)	(420,706)
Total comprehensive income (loss) for the year	(6,661,353)	108,272	(1,200,430)
Comprehensive income (loss) attributable to:
Equity holders of the parent company	(6,754,221)	(188,339)	(1,506,099)
Non-controlling interest shareholders	R$ 92,868	R$ 296,611	R$ 305,669